VERTEXSM CONTRARIAN FUND

                      Supplement to the Current Prospectus

This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated February 1, 2001. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

The performance table is not included because the fund's class I shares have not had a full calendar year of investment operations.

2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

                                                                                                        Class I
        Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
          of offering price)....................................................................          None
        Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
          price or redemption proceeds, whichever is less)......................................          None

     Annual Fund Operating Expenses (expenses that are deducted from fund assets):

                                                                    Vertex
                                                                Contrarian Fund
    Management Fees(2).....................................          4.00%
    Distribution and Service (12b-1) Fees..................          None
    Other Expenses.........................................          1.86%
                                                                     -----
    Total Annual Fund Operating Expenses...................          5.86%
       Fee Waiver and/or Expense Reimbursement  ...........          0.00%
                                                                     -----
       Net Expenses (1)....................................          5.86%
--------------------------

(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected. Had these expense reductions been taken into account, "Net Expenses" would be 5.85%.

(2) The management fee is subject to performance adjustments based upon the fund's performance as compared to that of a securities index as described in the prospectus under "Management of the Funds - Investment Adviser." The maximum management fee is 4.00% and the minimum management fee is 0%.


Example of Expenses

The "Example of Expenses" table is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds.

These examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

The table is supplemented as follows:

               Share Class                        Year 1              Year 3              Year 5             Year 10
               -----------                        ------              ------              ------             -------
               Class I shares
               Vertex Contrarian Fund              $583               $1,735              $2,868              $5,614

3.   DESCRIPTIONS OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of VIM, the Funds' investment adviser, Massachusetts Financial Services Company ("MFS"), the corporate parent of VIM, and employees of MFS's affiliates;

     o any fund distributed by MFS Fund Distributors ("MFD"), if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds:


4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

5.   FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

                                                                        Vertex Contrarian Fund
                                                                             Period Ended
                                                                         September 30, 2000*
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                         $ 43.37
                                                                              -------
Income (loss) from investment operations# -
     Net investment lossss.                                                   $ (0.80)
     Net realized and unrealized gain on investments
       and foreign currency                                                      5.59
         Total from investment operations                                    $   4.79
                                                                             --------
Less distributions declared to shareholders -
     From net investment income                                               $   --
                                                                              ------
     From net realized gain on investments and foreign
       currency transactions                                                      --
                                                                              ------
         Total distributions declared to shareholders                         $   --
                                                                              ------
Net asset value - end of period                                               $ 48.16
                                                                              -------
Total return                                                                  12.66%++
Ratios (to average net assets)/Supplemental datass.:
     Expenses##                                                                  5.38%+@
     Net investment loss                                                        (2.00)% +
Portfolio turnover                                                                1,508%
Net assets at end of period (000 Omitted)                                         $3,377

ss. Subject to reimbursement by the Fund, Vertex has voluntarily agreed, under a temporary expense reimbursement agreement to pay all of the Fund's operating expenses, exclusive of management and distribution and service fees, in excess of 2.00% through the year ended September 30, 2000. In consideration, the Fund pays Vertex a fee not greater than 2.00% of average daily net assets. To the extent actual expenses were over/under this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                          $  (1.66)
Ratios (to average net assets)
     Expenses##                                                                  5.73%+
     Net investment loss                                                        (2.35)% +

* For the period from the commencement of the Fund's investment operations, August 1, 2000, through September 30, 2000.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
## Ratios to not reflect expense reductions from certain expense offset arrangements.
@ Excluding dividend expense on securities sold short, the ratios of expenses to average net assets was 5.37% for the period ended September 30, 2000.

  The date of this Supplement is February 1, 2001 (as revised March 30, 2001).